ADVANCE FOR ACQUISITION OF COAL PROPERTY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 18, 2012 Warrant [Member]	Dec. 18, 2012 Tennessee Property Ownership [Member]	Dec. 18, 2012 Cypress Camon Investment Management, LLC [Member]	Dec. 18, 2012 Cypress Camon Investment Management, LLC [Member] March 28 2013 [Member]	Dec. 18, 2012 J Mining Energy Group [Member] January 1, 2013 [Member]	Dec. 28, 2012 RJLT Investments LLC [Member]	Dec. 28, 2012 Williams Industries LLC [Member]	Dec. 28, 2012 Kentucky Fuel Corporation [Member]	Dec. 28, 2012 Kentucky Property and Mineral Rights [Member]	Dec. 18, 2012 Kentucky Property and Mineral Rights [Member]
Business Acquisition, Share Price			$ 0.40
Notes Payable, Current	$ 11,000	$ 11,000						$ 1,500	$ 2,000	$ 7,500	$ 11,000	$ 11,000
Shares issued for business acquisition	20,000		6,400		3,000
Shares issued for business acquisition (in shares)						500,000
Stock Issued During Period Shares For Remuneration (in shares)							2,833,333
Leasehold Interests Owned				55,000
Leasehold Interests Payable Current				30,000
Leasehold Interests Payable Noncurrent				$ 25,000